Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Payables and Accrued Liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities

Other payables and accrued liabilities are summarized as follow:

	As of December 31,
	2023	2024
Provision for staff bonus	$555,513	$80,552
Accrued staff salaries	16,653	18,049
Accrued administrative expenses	262,964	346,732
Other payables	2,440	—
Deposits received	13,442	—
Total	$851,012	$445,333